UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 97.6%		$893,502,874
(Cost $623,181,501)
Financials 93.5%		855,626,387
Banks 56.1%
1st Source Corp.	104,874	5,931,673
Access National Corp.	127,732	3,548,394
American Business Bank (A)	91,931	3,677,240
Ameris Bancorp	206,843	9,638,884
Bank of America Corp.	989,924	30,568,853
Bank of Marin Bancorp	60,633	5,387,242
Bankinter SA	1,665,214	16,061,383
Baycom Corp. (A)	42,813	1,038,643
BOK Financial Corp.	9,388	913,734
Business First Bancshares, Inc.	21,745	562,108
Cadence BanCorp	97,519	2,655,442
Cambridge Bancorp	11,658	1,048,637
Chemical Financial Corp.	179,772	10,211,050
Citigroup, Inc.	196,784	14,146,802
Citizens Financial Group, Inc.	700,173	27,852,882
Coastal Financial Corp. (A)	26,670	433,121
Comerica, Inc.	302,456	29,320,085
Danske Bank A/S	547,988	15,924,815
DNB ASA	470,535	9,475,043
Equity Bancshares, Inc., Class A (A)	100,100	4,054,050
Evans Bancorp, Inc.	78,789	3,691,265
First Business Financial Services, Inc.	148,579	3,530,237
First Horizon National Corp.	118,637	2,122,416
First Merchants Corp.	222,317	10,493,362
Flushing Financial Corp.	222,648	5,584,012
Glacier Bancorp, Inc.	253,827	10,838,413
Great Western Bancorp, Inc.	196,136	8,208,292
Heritage Commerce Corp.	258,418	3,935,706
Heritage Financial Corp.	122,518	4,294,256
JPMorgan Chase & Co.	241,850	27,800,658
KeyCorp	1,175,756	24,538,028
Level One Bancorp, Inc. (B)	71,157	1,956,818
M&T Bank Corp.	79,569	13,793,286
MB Financial, Inc.	213,556	10,346,788
Nicolet Bankshares, Inc. (A)	35,808	1,981,973
Nordea Bank AB	1,081,054	11,489,290
Pinnacle Financial Partners, Inc.	132,029	8,251,813
Regions Financial Corp.	1,368,237	25,462,891
Southern First Bancshares, Inc. (A)	51,783	2,275,863
SunTrust Banks, Inc.	359,131	25,882,571
SVB Financial Group (A)	88,770	27,330,508
The First Bancshares, Inc.	69,185	2,667,082
The PNC Financial Services Group, Inc.	119,389	17,291,109
TriCo Bancshares	229,083	8,893,002
U.S. Bancorp	368,889	19,554,806
Unicaja Banco SA (C)	3,723,190	6,284,339
Union Bankshares Corp.	233,119	9,443,651
Zions Bancorporation	445,912	23,053,650
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 9.5%
Ameriprise Financial, Inc.	30,889	$4,499,601
Ares Management LP	428,631	9,151,272
Close Brothers Group PLC	414,090	8,618,387
E*TRADE Financial Corp. (A)	236,288	14,132,385
Invesco, Ltd.	348,305	9,400,752
KKR & Company, Inc., Class A	707,771	19,378,770
The Blackstone Group LP (B)	390,987	13,653,266
The Goldman Sachs Group, Inc.	32,434	7,700,805
Consumer finance 5.3%
American Express Company	142,419	14,173,539
Capital One Financial Corp.	220,939	20,838,966
Discover Financial Services	188,506	13,461,213
Diversified financial services 5.5%
Berkshire Hathaway, Inc., Class B (A)	109,817	21,729,490
Cerved Group SpA	536,037	6,158,194
Eurazeo SA	76,160	5,888,020
Voya Financial, Inc.	334,316	16,889,644
Insurance 15.8%
Aon PLC	132,837	19,068,751
Arthur J. Gallagher & Company	165,564	11,812,991
Assured Guaranty, Ltd.	414,792	16,143,705
Athene Holding, Ltd., Class A (A)	44,553	2,043,646
Athene Holding, Ltd., Class A (A)	215,012	9,862,600
Chubb, Ltd.	137,572	19,221,560
CNO Financial Group, Inc.	502,975	10,235,541
Gjensidige Forsikring ASA	231,952	3,723,065
James River Group Holdings, Ltd.	112,465	4,654,926
Kinsale Capital Group, Inc.	222,118	13,154,939
Lincoln National Corp.	360,289	24,535,681
Willis Towers Watson PLC	65,447	10,433,561
Thrifts and mortgage finance 1.3%
OP Bancorp (A)(B)	29,904	377,688
Provident Financial Services, Inc.	227,315	5,805,625
United Community Financial Corp.	519,774	5,431,638
Information technology 0.4%		3,763,183
IT services 0.4%
EVERTEC, Inc.	161,510	3,763,183
Real estate 3.7%		34,113,304
Equity real estate investment trusts 3.2%
GLP J-REIT	1,774	1,896,164
Irish Residential Properties REIT PLC	2,097,124	3,367,756
Nippon Prologis REIT, Inc.	2,712	5,488,855
Park Hotels & Resorts, Inc.	97,557	3,051,583
Prologis, Inc.	142,465	9,348,553
Rexford Industrial Realty, Inc.	98,515	3,018,500
Washington Prime Group, Inc.	408,731	3,282,110
Real estate management and development 0.5%
VGP NV	62,072	4,659,783

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.4%				$4,013,002
(Cost $3,670,000)
Financials 0.4%				4,013,002
Insurance 0.4%
AXA SA (C)	7.250	05-15-21	3,670,000	4,013,002

	Shares	Value
Warrants 0.1%		$956,076
(Cost $915,198)
American International Group, Inc. (Expiration Date: 1-19-21; Strike Price: $43.85) (A)	57,422	956,076

	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$3,542,132
(Cost $3,541,861)
John Hancock Collateral Trust (D)	2.0983(E)	354,033	3,542,132

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$15,276,000
(Cost $15,276,000)
U.S. Government Agency 0.6%				5,690,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	1,108,000	1,108,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	4,582,000	4,582,000

	Par value^	Value
Repurchase agreement 1.1%		9,586,000
Barclays Tri-Party Repurchase Agreement dated 7-31-18 at 1.900% to be repurchased at $9,121,481 on 8-1-18, collateralized by $8,653,800 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2-15-46 (valued at $9,304,000, including interest)	9,121,000	9,121,000
Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $465,012 on 8-1-18, collateralized by $475,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $478,050, including interest)	465,000	465,000

Total investments (Cost $646,584,560) 100.2%	$917,290,084
Other assets and liabilities, net (0.2%)	(2,205,968)
Total net assets 100.0%	$915,084,116

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $3,443,529.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 7-31-18:
United States	80.8%
United Kingdom	4.2%
Spain	2.4%
Bermuda	2.3%
Switzerland	2.1%
Denmark	1.7%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Norway	1.4%
Sweden	1.3%
France	1.0%
Other countries	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
DKK	14,640,000	USD	2,303,738	Barclays Bank PLC Wholesale	9/19/2018	$2,159	—
DKK	16,680,000	USD	2,609,771	UBS AG	9/19/2018	17,440	—
GBP	560,000	USD	742,919	Bank of America, N.A.	9/19/2018	—	$(6,428)
GBP	1,040,000	USD	1,386,828	HSBC Bank USA	9/19/2018	—	(19,060)
USD	1,060,457	DKK	6,700,000	Barclays Bank PLC Wholesale	9/19/2018	5,163	—
USD	918,364	DKK	5,860,000	Citibank N.A.	9/19/2018	—	(4,625)
USD	19,235,695	DKK	121,670,000	UBS AG	9/19/2018	71,860	—
USD	42,623,253	EUR	36,083,773	State Street Bank and Trust Company	9/19/2018	279,909	—
USD	10,863,753	GBP	8,100,000	HSBC Bank USA	9/19/2018	210,945	—
USD	7,645,093	JPY	833,020,000	Standard Chartered Bank	9/19/2018	171,238	—
USD	12,836,149	NOK	104,010,000	Citibank N.A.	9/19/2018	60,411	—
USD	436,751	NOK	3,540,000	JPMorgan Chase Bank N.A.	9/19/2018	1,927	—
USD	11,590,518	SEK	101,010,000	UBS AG	9/19/2018	61,446	—
						$882,498	$(30,113)

Derivatives Currency Abbreviations
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$513,446,166	$454,211,296	$59,234,870	—
Capital markets	86,535,238	77,916,851	8,618,387	—
Consumer finance	48,473,718	48,473,718	—	—
Diversified financial services	50,665,348	38,619,134	12,046,214	—
Insurance	144,890,966	131,305,301	13,585,665	—
Thrifts and mortgage finance	11,614,951	11,614,951	—	—
Information technology
IT services	3,763,183	3,763,183	—	—
Real estate
Equity real estate investment trusts	29,453,521	18,700,746	10,752,775	—
Real estate management and development	4,659,783	—	4,659,783	—
Convertible bonds	4,013,002	—	4,013,002	—
Warrants	956,076	956,076	—	—
Securities lending collateral	3,542,132	3,542,132	—	—
Short-term investments	15,276,000	—	15,276,000	—

       7

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total investments in securities	$917,290,084	$789,103,388	$128,186,696	—
Derivatives:
Assets
Forward foreign currency contracts	$882,498	—	$882,498	—
Liabilities
Forward foreign currency contracts	(30,113)	—	(30,113)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended of July 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	92,168	16,193,005	(15,931,140)	354,033	—	—	($1,230)	$273	$3,542,132

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q3	07/18
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		9/18

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 96.3%		$2,515,236,119
(Cost $1,588,832,326)
Financials 96.3%		2,515,236,119
Banks 91.1%
1st Source Corp.	237,704	13,444,538
Access National Corp.	349,175	9,700,082
American Business Bank (A)	187,834	7,513,360
Ameris Bancorp	564,288	26,295,821
Atlantic Capital Bancshares, Inc. (A)	568,971	10,156,132
Bank of America Corp.	2,702,179	83,443,288
Bank of Commerce Holdings	224,384	2,804,800
Bank of Hawaii Corp.	300,877	24,217,590
Bank of Marin Bancorp	142,445	12,656,238
Bar Harbor Bankshares	295,322	8,555,478
Baycom Corp. (A)	110,344	2,676,945
BB&T Corp.	1,378,115	70,022,023
Berkshire Hills Bancorp, Inc.	665,212	27,007,607
BOK Financial Corp.	343,498	33,432,660
Bryn Mawr Bank Corp.	483,521	23,620,001
Business First Bancshares, Inc.	57,781	1,493,639
Cadence BanCorp	438,508	11,940,573
Cambridge Bancorp	21,955	1,974,852
Camden National Corp.	163,055	7,516,836
Carolina Financial Corp.	140,407	5,861,992
Chemical Financial Corp.	680,442	38,649,106
Citizens Financial Group, Inc.	1,968,399	78,302,912
City Holding Company	98,337	7,914,162
Civista Bancshares, Inc.	232,986	5,761,744
Coastal Financial Corp. (A)	74,858	1,215,694
Columbia Banking System, Inc.	628,697	25,732,568
Comerica, Inc.	792,272	76,802,848
Commerce Bancshares, Inc.	245,454	16,396,327
Community Bank System, Inc.	111,504	7,052,628
County Bancorp, Inc.	86,928	2,298,376
Cullen/Frost Bankers, Inc.	476,373	52,634,453
DNB Financial Corp.	27,917	940,803
Eagle Bancorp Montana, Inc.	115,091	2,192,484
East West Bancorp, Inc.	472,253	30,573,659
Equity Bancshares, Inc., Class A (A)	292,543	11,847,992
Evans Bancorp, Inc.	126,399	5,921,793
FCB Financial Holdings, Inc., Class A (A)	506,802	25,846,902
Fifth Third Bancorp	1,285,846	38,048,183
First Bancorp, Inc.	142,456	4,344,908
First Business Financial Services, Inc.	198,880	4,725,389
First Citizens BancShares, Inc., Class A	24,963	10,155,448
First Community Corp.	225,917	5,591,446
First Financial Bancorp	903,999	27,436,370
First Hawaiian, Inc.	702,367	19,848,891
First Horizon National Corp.	2,271,499	40,637,117
First Merchants Corp.	486,176	22,947,507
First Mid-Illinois Bancshares, Inc.	53,498	2,156,504
Flushing Financial Corp.	287,174	7,202,324
FNB Corp.	1,706,461	21,893,895
German American Bancorp, Inc.	274,131	10,044,160
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Glacier Bancorp, Inc.	513,292	$21,917,568
Great Southern Bancorp, Inc.	111,905	6,607,990
Great Western Bancorp, Inc.	580,423	24,290,703
Hancock Holding Company	814,127	40,909,882
Heritage Commerce Corp.	1,020,871	15,547,865
Heritage Financial Corp.	312,058	10,937,633
Horizon Bancorp, Inc.	932,166	19,584,808
Howard Bancorp, Inc. (A)	439,475	7,075,548
Huntington Bancshares, Inc.	3,252,111	50,212,594
Independent Bank Corp. (MA)	461,761	40,819,672
Independent Bank Corp. (MI)	177,844	4,357,178
JPMorgan Chase & Co.	706,045	81,159,873
KeyCorp	4,100,988	85,587,620
Level One Bancorp, Inc.	182,917	5,030,218
M&T Bank Corp.	398,653	69,106,498
Mackinac Financial Corp.	285,422	4,709,463
MB Financial, Inc.	864,357	41,878,097
MidWestOne Financial Group, Inc.	112,021	3,602,595
MutualFirst Financial, Inc.	156,008	5,990,707
National Commerce Corp. (A)	112,330	4,897,588
Nicolet Bankshares, Inc. (A)	93,114	5,153,860
Northrim BanCorp, Inc.	115,833	4,668,070
Old National Bancorp	1,810,902	35,222,044
Old Second Bancorp, Inc.	481,952	7,470,256
Pacific Premier Bancorp, Inc. (A)	533,813	19,751,081
PacWest Bancorp	497,823	25,000,671
Park National Corp.	159,596	17,478,954
Peoples Bancorp, Inc.	262,973	9,524,882
Pinnacle Financial Partners, Inc.	828,142	51,758,875
Presidio Bank (A)	34,305	903,937
QCR Holdings, Inc.	134,234	5,832,467
Regions Financial Corp.	3,545,490	65,981,569
Renasant Corp.	476,584	21,293,773
SB Financial Group, Inc.	62,801	1,243,460
SBT Bancorp, Inc.	51,192	1,945,296
Shore Bancshares, Inc.	249,645	4,823,141
South State Corp.	250,201	20,941,824
Southern First Bancshares, Inc. (A)	220,190	9,677,351
State Bank Financial Corp.	154,894	4,871,416
Stock Yards Bancorp, Inc.	332,760	12,694,794
SunTrust Banks, Inc.	1,136,640	81,917,645
SVB Financial Group (A)	192,482	59,261,358
The Community Financial Corp.	78,161	2,717,658
The First Bancshares, Inc.	179,383	6,915,215
The First of Long Island Corp.	78,735	1,716,423
The PNC Financial Services Group, Inc.	546,917	79,209,989
Towne Bank	219,832	7,100,574
TriCo Bancshares	569,379	22,103,293
U.S. Bancorp	1,453,698	77,060,531
Union Bankshares Corp.	532,620	21,576,436
United Bankshares, Inc.	410,582	15,171,005
Washington Trust Bancorp, Inc.	288,647	16,871,417
Wells Fargo & Company	518,283	29,692,433
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Western Alliance Bancorp (A)	671,032	$38,060,935
Zions Bancorporation	1,151,521	59,533,631
Consumer finance 1.5%
Capital One Financial Corp.	423,414	39,936,408
Thrifts and mortgage finance 3.7%
BSB Bancorp, Inc. (A)	237,109	7,990,573
First Defiance Financial Corp.	537,136	17,274,294
OP Bancorp (A)	70,971	896,364
Provident Financial Holdings, Inc.	172,501	3,199,894
Provident Financial Services, Inc.	329,936	8,426,565
Southern Missouri Bancorp, Inc.	310,567	12,310,876
United Community Financial Corp.	1,045,033	10,920,595
Westbury Bancorp, Inc. (A)	133,217	2,937,435

WSFS Financial Corp.	573,575	32,521,703
Preferred securities 0.3%		$6,765,743
(Cost $5,479,652)
Financials 0.3%		6,765,743
Banks 0.3%
Citizens Community Bank, 8.000%	31,537	4,296,420
SB Financial Group, Inc., 6.500%	124,900	2,469,323

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.0%				$1,743,274
(Cost $1,707,000)
Financials 0.0%				1,743,274
Banks 0.0%
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	1,707,000	1,743,274

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.0%				$78,030,000
(Cost $78,030,000)
U.S. Government Agency 1.1%				29,060,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	5,661,000	5,661,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	23,399,000	23,399,000

	Par value^	Value
Repurchase agreement 1.9%		48,970,000
Barclays Tri-Party Repurchase Agreement dated 7-31-18 at 1.900% to be repurchased at $46,591,459 on 8-1-18, collateralized by $46,435,100 U.S. Treasury Inflation Indexed Notes, 0.250% due 1-15-25 (valued at $47,523,290, including interest)	46,589,000	46,589,000
Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $2,381,060 on 8-1-18, collateralized by $2,415,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $2,430,509, including interest)	2,381,000	2,381,000

Total investments (Cost $1,674,048,978) 99.6%	$2,601,775,136
Other assets and liabilities, net 0.4%	9,817,605
Total net assets 100.0%	$2,611,592,741

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,515,236,119	$2,515,236,119	—	—
Preferred securities	6,765,743	—	$6,765,743	—
Corporate bonds	1,743,274	—	1,743,274	—
Short-term investments	78,030,000	—	78,030,000	—
Total investments in securities	$2,601,775,136	$2,515,236,119	$86,539,017	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q3	07/18
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018